Income tax (Summary of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income tax [Abstract]
Profit (Loss) before tax	$ 128,398	$ (185,087)	$ 169,519
Tax losses from non-taxable jurisdictions	91,351	53,652	49,360
Taxable profit	219,749	(131,435)	218,879
Income tax calculated at domestic tax rates applicable to Profit in the respective countries	(71,086)	12,450	(79,395)
Tax losses where no deferred tax benefit is recognized	(7,510)	(23,117)	(2,563)
Effect of currency translation on tax base	(10,354)	(923)	(16,795)
Effect of inflation adjustment for tax purposes	2,482	(867)	541
Changes in the income tax rate (Note 16)	(1,703)	(925)	1,279
Write-down of deferred tax benefits previously recognized (a)	(7,261)	(32,565)
Previously unrecognized tax losses	9,593	0	1,820
Fiscal recognition of property, plant and equipment	8,919
Out of period adjustment (b)			(9,910)
Non-taxable results (c)	9,649	(1,916)	(6,739)
Income tax	$ (67,271)	$ (47,863)	$ (111,762)